UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   DECEMBER 31, 2008
      Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       LUMINUS MANAGEMENT, LLC
Address:    1700 BROADWAY
            38TH FLOOR
            NEW YORK, NEW YORK 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       PAUL SEGAL
Title:      PRESIDENT
Phone:      212-615-3425

Signature, Place, and Date of Signing:

   Signature                         Place                  Date of Signing

/S/ PAUL SEGAL                  NEW YORK, NY              FEBRUARY 17, 2009
--------------                  ------------              -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         45
                                                -----------
Form 13F Information Table Value Total:         $592,680
                                                -----------
                                                (thousands)

List of Other Included Managers:                NONE

                      FORM 13F INFORMATION TABLE (12/31/08)

                 COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5     COLUMN 6   COLUMN 7      COLUMN 8
                                                                                                                    VOTING AUTHORITY
                                                                                                                  ------------------
                                                                              SHRS
                                          TITLE OF                VALUE      OR PRN   SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                              CLASS       CUSIP     (X1000)    AMOUNT   PRN CALL DISCRETION MANAGERS  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACORN ENERGY, INC. CMN                  Common Stock  004848107        217    156,335 SH       SOLE                 156,335  0    0
ADA ES INC CMN                          Common Stock  005208103        371    119,622 SH       SOLE                 119,622  0    0
AMERICAN ELECTRIC POWER INC CMN         Common Stock  025537101     47,790  1,436,000 SH       SOLE               1,436,000  0    0
AMEX UTILITIES SELECT INDEX
  MARKET INDEX                                   SBI  81369Y886      5,202    179,192 SH       SOLE                 179,192  0    0
CALL/WLT(WLTAO) @  75 EXP 01/17/2009            Call  93317Q905         26      1,500     Call SOLE                   1,500  0    0
CALL/WLT(WLTAP) @  80 EXP 01/17/2009            Call  93317Q905      7,529    430,000     Call SOLE                 430,000  0    0
CALPINE CORPORATION CMN                 Common Stock  131347304     72,553  9,966,059 SH       SOLE               9,966,059  0    0
CENTERPOINT ENERGY, INC. CMN            Common Stock  15189T107     41,367  3,277,876 SH       SOLE               3,277,876  0    0
CINCINNATI BELL INC CMN                 Common Stock  171871106        239    123,900 SH       SOLE                 123,900  0    0
CMS ENERGY CORPORATION CMN              Common Stock  125896100     86,188  8,525,001 SH       SOLE               8,525,001  0    0
COGENT COMMUNICATIONS GROUP IN*C CMN    Common Stock  19239V302        997    152,708 SH       SOLE                 152,708  0    0
CONSOL ENERGY INC. CMN                  Common Stock  20854P109      2,815     98,500 SH       SOLE                  98,500  0    0
DPL INC CMN                             Common Stock  233293109      7,731    338,466 SH       SOLE                 338,466  0    0
DUKE ENERGY CORPORATION CMN             Common Stock  26441C105     17,779  1,184,500 SH       SOLE               1,184,500  0    0
EMMIS COMMUNICATIONS CORP CL-A CLASS A          CL A  291525103        225    642,453 SH       SOLE                 642,453  0    0
ENERGY CONVERSION DEVICES INC CMN       Common Stock  292659109        444     17,610 SH       SOLE                  17,610  0    0
EXELON CORP CMN                         Common Stock  30161N101      7,670    137,927 SH       SOLE                 137,927  0    0
FAIRPOINT COMMUNICATIONS, INC. CMN      Common Stock  305560104        102     31,208 SH       SOLE                  31,208  0    0
FIBERTOWER CORP CMN                     Common Stock  31567R100         25    156,300 SH       SOLE                 156,300  0    0
FOUNDATION COAL HOLDINGS, INC. CMN      Common Stock  35039W100      5,603    399,672 SH       SOLE                 399,672  0    0
GLOBAL CROSSING LTD. CMN                         SHS  G3921A175        414     52,100 SH       SOLE                  52,100  0    0
GLU MOBILE INC. CMN                     Common Stock  379890106        120    240,912 SH       SOLE                 240,912  0    0
IPCS, INC. CMN                          Common Stock  44980Y305        164     23,900 SH       SOLE                  23,900  0    0
KNOLOGY, INC. CMN                       Common Stock  499183804        411     79,600 SH       SOLE                  79,600  0    0
LIMELIGHT NETWORKS, INC. CMN            Common Stock  53261M104        889    362,767 SH       SOLE                 362,767  0    0
MIRANT CORPORATION CMN                  Common Stock  60467R100        200     10,600 SH       SOLE                  10,600  0    0
NV ENERGY INC CMN                       Common Stock  67073Y106        724     73,198 SH       SOLE                  73,198  0    0
P G & E CORPORATION CMN                 Common Stock  69331C108     13,518    349,214 SH       SOLE                 349,214  0    0
PAETEC HOLDING CORP. CMN                Common Stock  695459107        137     95,000 SH       SOLE                  95,000  0    0
PICO HOLDINGS INC                       Common Stock  693366205      9,205    346,300 SH       SOLE                 346,300  0    0
PPL CORPORATION CMN                     Common Stock  69351T106     40,728  1,327,064 SH       SOLE               1,327,064  0    0
PROSHARES ULTRASHORT MSCI EMERGING
  MARKETS - ETF                                 PSHS  74347R339        762     14,500 SH       SOLE                  14,500  0    0
PUBLIC-SVC ENTERPRISE GROUP HOLDING CO  Common Stock  744573106      6,983    239,400 SH       SOLE                 239,400  0    0
SPRINT NEXTEL CORPORATION CMN           Common Stock  852061100      1,455    795,200 SH       SOLE                 795,200  0    0
SUNPOWER CORPORATION 0.75% 08/01/2027
  CONV FA                                       DBCV  867652AB5      3,863  5,000,000 SH       SOLE               5,000,000  0    0
SUNPOWER CORPORATION CMN CLASS B        Common Stock  867652307      5,619    184,579 SH       SOLE                 184,579  0    0
SWITCH & DATA FACS, CO INC. CMN         Common Stock  871043105        285     38,561 SH       SOLE                  38,561  0    0
TELEPHONE AND DATA SYSTEMS, INC. CMN    Common Stock  879433100        794     25,000 SH       SOLE                  25,000  0    0
TRANSALTA CORPORATION CMN               Common Stock  89346D107    101,209  5,057,940 SH       SOLE               5,057,940  0    0
TW TELECOM INC. CMN CLASS A             Common Stock  87311L104        590     69,600 SH       SOLE                  69,600  0    0
UNISOURCE ENERGY CORP HLD CO CMN        Common Stock  909205106     96,782  3,296,379 SH       SOLE               3,296,379  0    0
UNITED STATES CELLULAR CORPORATION CMN  Common Stock  911684108        381      8,805 SH       SOLE                   8,805  0    0
VIRGIN MEDIA INC CMN                    Common Stock  92769L101        413     82,700 SH       SOLE                  82,700  0    0
WALTER INDS INC (NEW) CMN               Common Stock  93317Q105      1,941    110,871 SH       SOLE                 110,871  0    0
YINGLI GREEN ENERGY HOLDING CO ADR CMN           ADR  98584B103        221     36,268 SH       SOLE                  36,268  0    0

                                                                   592,680